Other Operating Gains (Losses), Net - Schedule of Other Operating Gains (Losses), Net (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Other Operating Gains (Losses), Net [Abstract]
Insurance proceeds and other	$ 2,102	$ 3,950
Gain on disposal of assets	20
Impairment	(84,469)
Other operating gains (losses), net	$ (82,347)	$ 3,950